Commitments and Contingencies	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies
5.	Commitments and Contingencies

Operating Leases

In September 2013, we entered into a non-cancellable operating lease for our facility in Westlake Village, California. The lease term commenced in October 2013 and has been extended to March 2015. Rent expense for this facility is recognized on a straight-line basis over the term of the lease, and the difference between amounts paid and amounts recorded as rent expense are recorded as deferred rent. Future minimum lease payments under this lease are $15,282 for the remaining three months in 2014 and $15,282 in 2015. We also lease an office facility in Brisbane, California under a sublease that expires in January 2015. Future minimum payments under this lease are $7,224 for the remaining three months in 2014 and $811 in 2015.

In September 2014, we entered into a non-cancellable sublease agreement for our corporate headquarters in South San Francisco, California. The sublease term began in November 2014 and ends on January 31, 2017. Total commitments over the term of the sublease are estimated to be approximately $400,000. In January 2015, we entered into a non-cancellable lease agreement for office and laboratory space in Westlake Village, California. The lease term began in January 2015 and ends in April 2018. Estimated total lease commitments under the lease are approximately $360,000.

Rent expense for the period from August 22, 2012 (inception) to December 31, 2012 and the year ended December 31, 2013, was $8,250 and $57,553, respectively. Rent expense for the nine months ended September 30, 2013 and 2014 was $40,224 and $49,620, respectively.

Related Party License Agreements

Under the terms of our license agreements with Amgen, we are obligated to make additional milestone payments to Amgen of up to $86.0 million upon the achievement of certain development and regulatory approval milestones. Of these milestone payments, $14.0 million relate to milestones for clinical trials. The remaining $72.0 million relate to milestones for regulatory approvals in various territories and are anticipated to be made no earlier than 2017. Thereafter, we are obligated to make tiered payments based on achievement of commercial milestones based upon net sales levels. The maximum payments would be $206.0 million based on sales of over $1 billion for each of three products in a calendar year. We are also obligated to pay mid-single-digit percentage tiered royalties on future net sales of products which are developed and approved as defined by the agreements. Our royalty obligations as to a particular licensed product will be payable, on a country-by-country and product-by-product basis, until the later of (a) the date of expiration of the last to expire valid claim within the licensed patents that covers the manufacture, use or sale, offer to sell, or import of such licensed product by us or a sublicense in such country, (b) loss of regulatory exclusivity or (c) 10 years after the first commercial sale of the applicable licensed product in the applicable country. As of December 31, 2013 and September 30, 2014, there were no outstanding obligations due to Amgen. We made a $1.0 million milestone payment in the second quarter of 2014.

In accordance with terms of the agreements, we use commercially reasonable efforts to pay costs related to the preparation, filing, prosecution, defense and maintenance of the patents covered by the license agreements. In 2012 and 2013, we incurred expenses of $0.1 million and $0.8 million related to the preparation, filing and maintenance of patents. During the nine months ended September 30, 2013 and 2014, we incurred expenses of $688,909 and $842,228, respectively, related to the preparation, filing and maintenance of patents.

Indemnification Agreements

In the normal course of business, we enter into contracts and agreements that contain a variety of representations and warranties and provide for indemnification for certain liabilities. The exposure under these agreements is unknown because it involves claims that may be made against us in the future but have not yet been made. To date, we have not paid any claims or been required to defend any action related to our indemnification obligations. However, we may record charges in the future as a result of these indemnification obligations. We also have indemnification obligations to our directors and executive officers for specified events or occurrences, subject to some limits, while they are serving at our request in such capacities. There have been no claims to date and we believe the fair value of these indemnification agreements is minimal. Accordingly, we have not recorded any liabilities for these agreements as of December 31, 2012, December 31, 2013 and September 30, 2014.